Financial Statement Details - Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Long-term deferred revenue	$ 6,352	$ 1,704
Other	147	647
Total other long-term liabilities	$ 6,499	$ 2,351